Effects of Derivative Instruments on Consolidated Statements of Income (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Fair Value Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	¥ (11,274)	¥ (3,047)	¥ 570
Fair Value Hedging | Interest rate contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(11,275)	(2,998)	588
Fair Value Hedging | Foreign exchange contracts | Foreign exchange gain or (loss), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	1	(49)	(18)
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative	(69)	171	(108)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	615	308	329
Gain or (loss) recognized in income on derivative (ineffective portion)
Cash Flow Hedging | Interest rate contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in OCI on derivative	(69)	171	(108)
Gain or (loss) reclassified from accumulated OCI into income (effective portion)	615	308	329
Gain or (loss) recognized in income on derivative (ineffective portion)
Not Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	10,016	917	3,660
Not Designated as Hedging Instrument | Interest rate contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	(2,779)	(3,303)	(3,332)
Not Designated as Hedging Instrument | Interest rate contracts | Financial services expenses
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative			32
Not Designated as Hedging Instrument | Foreign exchange contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	7,202	(79)	(1,294)
Not Designated as Hedging Instrument | Foreign exchange contracts | Foreign exchange gain or (loss), net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	5,596	4,324	8,311
Not Designated as Hedging Instrument | Bond Contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative			44
Not Designated as Hedging Instrument | Credit contracts | Financial services revenue
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain or (loss) recognized in income on derivative	¥ (3)	¥ (25)	¥ (101)